COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
21	COMMITMENTS AND CONTINGENCIES

(a)	Operating leases

The Group leases certain office premises under non-cancelable leases with terms that range from one to two years and are renewable subject to negotiation. Rental expense under operating leases for the years ended December 31, 2010, 2011 and 2012 was $648, $455 and $342, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2011 were $213 of which $193 and $20 are payable in the years ending December 31, 2012 and 2013, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 were $308 of which $261 and $47 are payable in the years ending December 31, 2013 and 2014, respectively.

(b)	Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2011 and 2012 was $164 and $2, respectively.

(c)	Royalty fee commitments

The Group has entered into two royalty agreements for the use of certain technology knowhow ("Technology Knowhow") used in the Group's products.

Technology Knowhow A

As of December 31, 2009, the agreement with Technology Knowhow A provider allows the Group to have unlimited use of Technology Knowhow A with minimum quarterly royalty fee commitment of $50. The agreement was effective until September 30, 2010.

In October 2010, the Group revised the agreement, which the terms and conditions are the same as the 2009 agreement. The October 2010 new agreement is effective for period from October 1, 2010 to September 30, 2011.

In April 1, 2011, the Group early renewed its agreement, which the terms and conditions are the same as the 2010 agreement. The 2011 April new agreement replaced the 2010 agreement and is effective for period from April 1, 2011 to March 30, 2013.

Technology Knowhow B

In August 2011, the Group has entered into an agreement with Technology Knowhow B provider which allows the Group to have unlimited use of Technology Knowhow B with minimum quarterly royalty fee commitment of $94. The royalty fee is based on the total number of units shipped by the Company. The agreement is effective for period from September 8, 2011 to September 7, 2013.

The Group's total royalty expenses paid for the use of all Technology Knowhow for the years ended December 31, 2010, 2011 and 2012 amounted to $360, $715 and $715, respectively. Royalty commitment for all Technology Knowhow as of December 31, 2011 and 2012 were $813 and $269 respectively.